Disaggregation of Revenues and Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disaggregation of Revenues and Segment Reporting [Line Items]
DISAGGREGATION OF REVENUES AND SEGMENT REPORTING

NOTE 2—DISAGGREGATION OF REVENUES AND SEGMENT REPORTING

The Company’s revenues are disaggregated based on revenue type, including (i) solar system installations, and (ii) roofing installations.

The Company’s net revenues for the three and six months ended June 30, 2025 and 2024 are disaggregated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Solar system installations, net	$18,514,216	$14,058,201	$26,064,556	$33,101,976
Roofing installations	412,286	738,071	821,069	1,676,357
Total net revenues	$18,101,930	$14,796,272	$26,885,625	$34,938,428

For the six months ended June 30, 2025 and 2024, the Company had two and one customers, respectively, who exceeded 10% of revenue recognized. Their revenue recognized was $10,655,287 and $7,967,595 for the six months ended June 30, 2025 and $12,022,740 for the six months ended June 30, 2024, respectively.

Segment information for the three and six months ended June 30, 2025 and 2024 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Total revenues	$18,101,930	$14,796,272	$26,885,625	$34,938,428
Less: cost of goods sold (exclusive of depreciation and amortization shown below):
Direct labor	1,754,911	1,990,155	3,474,373	4,878,470
Materials	4,223,111	3,802,560	6,447,673	13,225,146
Other	1,306,465	1,267,124	2,152,120	2,914,188
Cost of goods sold (exclusive of depreciation and amortization):	7,284,487	7,059,839	12,074,166	21,017,805
Less: depreciation and amortization related to cost of goods sold	213,764	162,543	433,022	330,946
Total gross profit	$10,603,679	$7,573,890	$14,378,437	$13,589,677

Depreciation and amortization	3,175,452	291,126	8,076,181	582,252
Commissions expense	4,905,556	4,117,399	6,769,668	7,769,990
Sales and marketing (exclusive of commissions expense above)	723,484	304,664	996,464	3,205,860
General and administrative	4,792,749	5,523,571	15,260,342	8,742,993
Other income, net	53,328	50,821	135,691	50,821
Gain (loss) on change in fair value of warrant liabilities	29,989	(49,808)	(288)	(85,030)
Interest expense	(96,269)	828,000	567,180	690,000
Total net loss before income taxes	(2,866,458)	(1,833,857)	(15,662,321)	(6,055,627)
Income tax provision	186,994	76,538	(336,506)	191,206
Net loss	$(2,679,464)	$(1,757,319)	$(15,998,827)	$(5,864,421)

The Company has one operating segment and one reportable segment, the business of sales and installation of solar panel technology to individual households within the United States. The Company’s chief operating decision-maker (“CODM”) is the chief executive officer. The CODM reviews and evaluates consolidated net income (loss) for purposes of evaluating financial performance, making operating decisions, allocating resources, and planning and forecasting for future periods.

Heliogen, Inc. [Member]
Disaggregation of Revenues and Segment Reporting [Line Items]
DISAGGREGATION OF REVENUES AND SEGMENT REPORTING

Note 2—Revenue

Disaggregated Revenue

The following table provides information about disaggregated revenue:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
$ in thousands	2025	2024	2025	2024
Project revenue	$—	$442	$—	$975
Engineering services revenue	—	344	—	765
Total services revenue	—	786	—	1,740
Grant revenue	114	1,475	114	2,049
Total revenue	$114	$2,261	$114	$3,789

Services Revenue

The Company did not recognize any services revenue during the three and six months ended June 30, 2025, as it did not have any active revenue generating projects at the time. The Company continues to undergo a significant transition as it prioritizes commercial deployment of its energy solutions with a technology-centric business model.

Project revenue recognized during the three and six months ended June 30, 2024 was associated with a commercial-scale demonstration agreement (“CSDA”) the Company entered into with Woodside in March 2022 for the Capella Project. In the fourth quarter of 2024, after completing value engineering for the next phase of the Capella Project, Heliogen and Woodside decided not to pursue construction of the facility due to escalated costs. Effective December 2024, the CSDA was terminated and the Capella Project was canceled. At that time the Company had no remaining performance obligations under the CSDA.

Engineering services revenue recognized during the three and six months ended June 30, 2024 was associated with engineering studies and projects in the U.S. and Europe.

Grant Revenue

Grant revenue recognized during the three and six months ended June 30, 2025 and 2024 was for costs incurred to support the Capella Project that were reimbursable under an award received from the U.S. Department of Energy (the “DOE Award”). Effective December 2024, the Capella Project was canceled and as a result, the Company began the process to close out the DOE Award, which is still underway as of June 30, 2025, and we do not anticipate receiving any additional funds.

Contract Estimates

No provision for contract losses was recognized during the three and six months ended June 30, 2024. We amortized $(0.2) million and $0.6 million during the three and six months ended June 30, 2024, respectively, of the previously recognized contract loss provisions as a reduction to cost of services revenue incurred during the periods based on percentages of completion.

Performance Obligations

Revenue recognized under contracts with customers, which excludes amounts to be received from government grants, relates solely to the performance obligations satisfied during the three and six months ended June 30, 2024 with no revenue recognized from performance obligations satisfied in prior periods. As of June 30, 2025, we had no outstanding performance obligations.

Receivables

Receivables consisted of the following:

$ in thousands	June 30, 2025	December 31, 2024
Trade receivables	$837	$737
Grant receivables:
Billed	—	151
Unbilled	—	377
Total grant receivables	—	528
Other receivables	146	215
Total receivables	983	1,480
Allowance for credit losses	(807)	(716)
Total receivables, net	$176	$764

Customer Concentrations

The following table shows the customers, including governmental entities, who accounted for greater than 10% of our total revenue:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2025	2024	2025	2024
Customer A	—%	31%	—%	41%
Customer B	100%	65%	100%	54%

The following table shows the customers, including governmental entities, who accounted for greater than 10% of our total receivables:

	June 30, 2025	December 31, 2024
Customer B	—%	69%
Customer D	17%	—%

Note 3 — Revenue

Disaggregated Revenue

The following table provides information about disaggregated revenue:

	Year Ended December 31,
$ in thousands	2024	2023
Project revenue	$19,065	$300
Engineering services revenue	779	588
Total services revenue	19,844	888
Grant revenue	3,380	3,557
Total revenue	$23,224	$4,445

Services Revenue

The Company’s recognized project revenue is associated with a commercial-scale demonstration agreement (“CSDA”) executed with Woodside in March 2022 for the Capella Project for the customer’s use in research, development and testing. Pursuant to the CSDA, Woodside would pay up to $50.0 million to us to complete the Capella Project. The total transaction price for the CSDA was $45.5 million reflecting a reduction in contract price for the fair value of the Project Warrants (defined and discussed further in Note 4 — Warrants — Project Warrants) granted to Woodside in connection with the CSDA.

In the fourth quarter of 2024, after completing value engineering for the next phase of the Capella Project, Heliogen and Woodside decided not to pursue construction of the facility due to escalated costs. Effective in December 2024, the Company received notice of termination of the CSDA from Woodside. Refer to Contract Modifications and Estimates below for additional information.

Engineering services revenue consists of amounts recognized under contracts with customers for the provision of engineering, R&D, or other similar services in our field of expertise. The Company’s recognized engineering services revenue is associated with engineering studies and projects in the U.S. and Europe.

Contract Modifications and Estimates

In the fourth quarter of 2023, the Company adjusted its Capella Project estimate after completing the front-end engineering and design phase. As a result of the adjustment to the Capella Project estimate, the Company recorded an unfavorable cumulative adjustment to project revenue of $3.4 million and recognized additional contract loss provisions of $52.9 million during the year ended December 31, 2023.

As mentioned above, in the fourth quarter of 2024, the decision was made to not move forward with the Capella Project and the CSDA was terminated. At the time that the Capella Project was canceled, the Company had no remaining performance obligations under the CSDA. As a result, the termination of the CSDA was accounted for as a contract modification on a cumulative catch-up basis and the Company recorded a favorable cumulative adjustment to project revenue of $17.5 million, which primarily consisted of deferred revenue, during the year ended December 31, 2024. Additionally, the Company reduced the remaining contract loss provision liability to zero on the consolidated balance sheet as of December 31, 2024 and recognized a favorable adjustment to the contract loss provision of $74.1 million on the consolidated statement of operations during the year ended December 31, 2024.

The Company amortized $1.2 million and $6.0 million during the years ended December 31, 2024 and 2023, respectively, of the previously recognized contract loss provisions as a reduction to cost of services revenue incurred during the periods based on percentages of completion.

Performance Obligations

Revenue recognized under contracts with customers, which excludes amounts to be received from government grants, relates solely to the performance obligations satisfied during the years ended December 31, 2024 and 2023 with no revenue recognized from performance obligations satisfied in prior periods. As of December 31, 2024, we had no outstanding performance obligations from our customer contracts.

Grant Revenue

The Company’s grant revenue is primarily related to the Company’s award received in October 2021 from the U.S. Department of Energy (the “DOE”) of up to $39.0 million (the “DOE Award”) to support the Capella Project, of which $3.9 million was allocated to be paid directly by the DOE to another party providing services under the DOE Award at the Company’s direction. Under the DOE Award, the Company was entitled to receive up to $35.1 million in funds under the DOE Award pursuant to budget periods defined in the DOE Award as reimbursement for costs incurred in completing the tasks specified in the DOE Award that are part of the Capella Project. As a result of the decision to not pursue construction of the Capella Project, the Company has begun the process to close out the DOE Award as of December 31, 2024 and we do not anticipate receiving any additional funds.

Receivables

Receivables consisted of the following:

	December 31,
$ in thousands	2024	2023
Trade receivables	$737	$954
Grant receivables:
Billed	151	—
Unbilled	377	3,623
Total grant receivables	528	3,623
Other receivables	215	309
Total receivables	1,480	4,886
Allowance for credit losses	(716)	(207)
Total receivables, net	$764	$4,679

Contract Assets and Liabilities

The following table outlines the activity related to contract assets, which is included in total receivables on our consolidated balance sheets:

$ in thousands
Balance as of December 31, 2022	$560
Additions to unbilled receivables	177
Amounts billed to customers	(762)
Foreign currency translation adjustments	25
Balance as of December 31, 2023	$—

The Company did not have any activity related to contract assets during the year ended December 31, 2024.

The following table outlines the activity related to contract liabilities:

$ in thousands
Balance as of December 31, 2022	$10,348
Payments received in advance of performance	6,960
Revenue recognized	(300)
Recognition of consideration payable associated with Project Warrants	(19)
Other	19
Balance as of December 31, 2023	$17,008
Payments received in advance of performance	4,700
Revenue recognized	(19,065)
Recognition of consideration payable associated with Project Warrants	(1,907)
Other	(736)
Balance as of December 31, 2024	$—

During the years ended December 31, 2024 and 2023, we recognized revenue of $17.0 million and $0.3 million, respectively, that was included in contract liabilities as of December 31, 2023 and 2022, respectively. Refer to Contract Modifications and Estimates above for additional information regarding the CSDA termination.

Customer Concentrations

The following table shows the customers, including governmental entities, who accounted for greater than 10% of our total revenue:

	Year Ended December 31,
	2024	2023
Customer A	85%	—%
Customer B	15%	80%

The following table shows the customers, including governmental entities, who accounted for greater than 10% of our total receivables:

	December 31,
	2024	2023
Customer B	69%	77%
Customer C	—%	12%